Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common share capital	Additional paid-in capital	Retained earnings (Accumulated deficit)	Retained earnings (Accumulated deficit) Cumulative Effect, Period of Adoption, Adjustment	Treasury common shares	Accumulated other comprehensive income (loss)
Balance at beginning of year (in shares) at Dec. 31, 2018		55,359,218				1,254,212
Balance at beginning of year at Dec. 31, 2018		$ 554,000	$ 1,171,435,000	$ (92,676,000)		$ (48,443,000)	$ (148,527,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2016-13 [Member]
Retirement of shares (in shares)		(2,928,788)				(2,928,788)
Retirement of shares		$ (29,000)	(107,926,000)			$ 107,955,000
Issuance of common shares (in shares)		574,747
Issuance of common shares		$ 5,000	344,000
Share-based compensation			17,459,000
Share-based settlements			257,000
Net Income for the year	$ 177,075,000			177,075,000
Common share cash dividends declared and paid, 1.76 per share (2020: $1.76 per share)				(93,636,000)
Purchase of treasury common shares (in shares)	2,293,788					2,293,788
Purchase of treasury common shares	$ (81,534,076)					$ (81,534,000)
Other comprehensive income (loss), net of taxes	61,430,000						61,430,000
Balance at end of year (in shares) at Dec. 31, 2019		53,005,177				619,212
Balance at end of year at Dec. 31, 2019	963,743,000	$ 530,000	1,081,569,000	(9,237,000)	$ (7,841,000)	$ (22,022,000)	(87,097,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)		(3,452,000)				(3,452,000)
Retirement of shares		$ (35,000)	(85,222,000)	(7,289,000)		$ 92,546,000
Issuance of common shares (in shares)		457,771
Issuance of common shares		$ 5,000	1,734,000
Share-based compensation			14,608,000
Share-based settlements			637,000
Net Income for the year	$ 147,217,000			147,217,000
Common share cash dividends declared and paid, 1.76 per share (2020: $1.76 per share)				(88,932,000)
Purchase of treasury common shares (in shares)	3,452,000					3,452,000
Purchase of treasury common shares	$ (86,639,889)					$ (86,640,000)
Other comprehensive income (loss), net of taxes	37,417,000						37,417,000
Balance at end of year (in shares) at Dec. 31, 2020		50,010,948				619,212
Balance at end of year at Dec. 31, 2020	$ 981,948,000	$ 500,000	1,013,326,000	33,918,000	$ (7,800,000)	$ (16,116,000)	(49,680,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)	(534,828)	(534,828)				(534,828)
Retirement of shares		$ (5,000)	(10,834,000)	(4,972,000)		$ 15,812,000
Issuance of common shares (in shares)		435,231
Issuance of common shares		$ 4,000	(3,000)
Share-based compensation			14,539,000
Share-based settlements			612,000
Net Income for the year	$ 162,668,000			162,668,000
Common share cash dividends declared and paid, 1.76 per share (2020: $1.76 per share)				(87,285,000)
Purchase of treasury common shares (in shares)	534,828					534,828
Purchase of treasury common shares	$ (19,753,336)					$ (19,754,000)
Other comprehensive income (loss), net of taxes	(75,237,000)						(75,237,000)
Balance at end of year (in shares) at Dec. 31, 2021		49,911,351				619,212
Balance at end of year at Dec. 31, 2021	$ 977,493,000	$ 499,000	$ 1,017,640,000	$ 104,329,000		$ (20,058,000)	$ (124,917,000)